Accrued Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses
Accrued payroll expenses	$ 19,602	$ 12,360
Accrued interest expense	133,828	0
Accrued commissions	52,943	28,836
Accrued repair expenses	116,000	335,000
Accrued liability for emission allowances	0	224,851
Other accrued expenses	196,424	109,540
Total	$ 518,797	$ 710,587